Shareholder Report, Line Graph (Details) - USD ($)	4 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 13, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 29, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 29, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Nov. 29, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jul. 30, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 17, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	May 07, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Sep. 28, 2018	Sep. 27, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000218348
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
C000247047
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
C000247050
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
C000103965
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
C000103966
Account Value [Line Items]
Line Graph and Table Measure Name		Investor
C000243085
Account Value [Line Items]
Line Graph and Table Measure Name		ETF
C000229358
Account Value [Line Items]
Line Graph and Table Measure Name		ETF
C000229357
Account Value [Line Items]
Line Graph and Table Measure Name		ETF
C000229356
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
C000015260
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
C000183970
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
C000015261
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
C000222757
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
C000244515
Account Value [Line Items]
Line Graph and Table Measure Name		ETF
Litman Gregory Index: MSCI China All Shares Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Account Value	$ 10,164	$ 10,164	$ 10,422	$ 10,301	$ 9,834	$ 10,000
Litman Gregory Index: MSCI ACWI Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index
Account Value	$ 10,158	$ 10,158	10,167	9,881	10,061	10,000
Litman Gregory Index: Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Agg Bond Index
Account Value	114,304	$ 114,304	113,232	111,344	114,230		$ 113,185	$ 114,807	$ 115,123	$ 110,878	$ 106,075	$ 107,775	$ 110,586		$ 111,297	$ 111,374		$ 111,773	$ 113,003	$ 112,323	$ 109,540	$ 112,447	$ 109,091	$ 109,586	$ 105,698	$ 107,085	$ 111,921	$ 115,176	$ 112,428	$ 114,220	$ 113,489	$ 117,965	$ 121,336	$ 122,705	$ 125,407	$ 125,728	$ 125,358	$ 125,392	$ 126,487	$ 126,729	$ 125,327	$ 124,453	$ 124,048	$ 123,075	$ 124,632	$ 126,458	$ 127,371	$ 127,196		$ 125,960	$ 126,525	$ 126,594	$ 127,624		$ 125,746	$ 124,959	$ 124,380	$ 122,207	$ 122,931	$ 120,757	$ 118,477		$ 118,560	$ 118,620	$ 118,264	$ 118,897	$ 115,894	$ 115,640	$ 114,206		$ 112,214	$ 112,185	$ 110,071	$ 110,135	$ 108,978	$ 107,012	$ 106,377	$ 107,224			$ 107,919	$ 107,229	$ 107,204	$ 107,336	$ 106,575	$ 107,374	$ 106,690	$ 107,711	$ 108,966	$ 108,468	$ 108,607	$ 108,544	$ 109,064	$ 108,094	$ 107,631	$ 107,739	$ 106,917	$ 106,098	$ 106,153	$ 105,445	$ 105,238	$ 105,090	$ 107,636	$ 108,466	$ 108,529	$ 108,653	$ 107,971	$ 106,065	$ 106,038	$ 105,632	$ 104,672	$ 103,935	$ 102,524	$ 102,856	$ 103,129	$ 103,112	$ 102,419	$ 102,566	$ 101,858	$ 102,981	$ 103,230	$ 103,601	$ 103,122	$ 104,101	$ 101,963	$ 101,868	$ 101,150	$ 100,166	$ 100,850	$ 99,749	$ 100,000
Litman Gregory Index: Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Agg Bond Index
Account Value	0	$ 0	0	0	0		0	0	0	0	0	0	0		0	0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0		0	0	0	0	0	0	0		0	0	0	0	0	0	0		0	0	0	0	0	0	0	0			0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Litman Gregory Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Account Value	12,535	$ 12,535	12,134	11,588	12,103		11,727	11,126	10,973	10,457	9,564	9,801	10,284		10,467	10,119	$ 10,000
Litman Gregory Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	15,458	$ 15,458	15,122	14,532	15,027		14,570	13,970	13,889	13,252	12,133	12,509	13,048		13,423	12,949		12,239	12,371	12,196	11,831	12,180	11,366	11,831	10,980	10,355	11,451	11,889	11,113	12,135	12,121	13,176	12,897	13,238	13,922	13,387	13,717	13,051	13,613	13,281	13,190	13,018	12,819	12,282	11,962	11,692	11,745	11,224		9,992	10,241	10,582	9,972		9,471	9,178	8,795	7,944	9,184	9,991	10,103	$ 10,000
Litman Gregory Index: Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Agg Bond Index
Account Value	10,157	$ 10,157	10,062	9,894	10,151		10,058	10,202	10,230	9,853	9,426	9,577	9,827		9,890	9,897		9,933	10,042	9,981	9,734	9,992	9,694	9,738	9,393	9,516	9,946	10,235	9,991	10,150	10,085	10,483	10,782	10,904	11,144	11,173	11,140	11,143	11,240	11,262	11,137	11,059	11,023	10,937	11,075	11,237	11,319	11,303		11,193	11,243	11,250	11,341		11,174	11,104	11,053	10,860	10,924	10,731	10,528		10,536	10,541	10,509	10,566	10,299	10,276	10,149	$ 10,000
Litman Gregory Index: Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Agg Bond Index
Account Value	10,660	$ 10,660	10,560	10,384	10,653		10,556	10,707	10,737	10,341	9,893	10,051	10,313		10,380	10,387		10,424	10,539	10,475	10,216	10,487	10,174	10,220	9,858	9,987	10,438	10,742	10,485	10,652	10,584	11,002	11,316	11,444	11,696	11,726	11,691	11,694	11,797	11,819	11,688	11,607	11,569	11,478	11,623	11,794	11,879	11,863		11,747	11,800	11,806	11,903		11,727	11,654	11,600	11,397	11,465	11,262	11,049		11,057	11,063	11,030	11,089	10,809	10,785	10,651		10,465	10,463	10,266	10,271	10,164	9,980	9,921	10,000	$ 10,000
Litman Gregory Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Account Value	24,021	$ 24,021	23,542	22,536	23,405		22,677	21,754	21,496	20,490	18,734	19,294	20,164		20,657	19,986		18,846	19,036	18,708	18,147	18,594	17,366	18,136	16,957	15,821	17,442	18,203	16,864	18,463	18,450	20,121	19,584	20,092	21,214	20,345	20,800	19,685	20,538	20,039	19,687	19,398	19,122	18,272	17,683	17,242	17,415	16,706		14,813	15,281	15,827	14,836		14,159	13,794	13,158	11,862	13,672	14,934	15,025		14,588	14,193	13,841	13,552	13,835	13,767	12,916		13,707	13,238	13,066	12,685	11,769	12,737	12,594	13,592			13,517	13,352	12,948	12,954	12,873	12,727	13,010	13,573	12,892	12,720	12,450	12,219	11,951	11,934	11,655	11,611	11,370	11,204	11,086	10,787	10,533	10,287	10,141	10,341	10,286	10,278	9,861	9,973	9,917	9,763	9,142	9,211	9,797	9,972	10,022	9,286	9,642	10,325	10,143	10,384	10,349	10,112	10,272	9,704	9,883	10,045	9,848	9,784	10,057	9,840	10,000
Litman Gregory Index: Bloomberg US Agg Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Agg Bond Index
Account Value	10,660	$ 10,660	10,560	10,384	10,653		10,556	10,707	10,737	10,341	9,893	10,051	10,313		10,380	10,387		10,424	10,539	10,475	10,216	10,487	10,174	10,220	9,858	9,987	10,438	10,742	10,485	10,652	10,584	11,002	11,316	11,444	11,696	11,726	11,691	11,694	11,797	11,819	11,688	11,607	11,569	11,478	11,623	11,794	11,879	11,863		11,747	11,800	11,806	11,903		11,727	11,654	11,600	11,397	11,465	11,262	11,049		11,057	11,063	11,030	11,089	10,809	10,785	10,651		10,465	10,463	10,266	10,271	10,164	9,980	9,921	10,000		$ 10,000
Litman Gregory Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	15,285	$ 15,285	15,536	14,957	15,350		14,861	14,594	14,510	13,778	12,608	13,141	13,606		14,148	13,704		13,108	13,687	13,311	12,989	13,266	12,272	12,262	11,021	10,459	11,538	12,113	11,538	12,718	12,624	13,497	13,411	13,652	14,345	13,647	14,313	13,969	14,387	14,137	14,032	14,191	13,743	13,342	13,042	12,756	12,893	12,320		10,667	11,110	11,407	10,849		10,602	10,253	9,825	9,229	10,650	11,709	11,958		11,582	11,453	11,056	10,748	11,034	11,175	10,550		11,082	10,779	10,711	10,445	9,801	10,301	10,314	11,206			11,109	11,328	11,056	11,193	11,450	11,194	11,400	11,939	11,369	11,189	11,073	10,907	10,642	10,646	10,348	10,366	9,999	9,751	9,490	9,356	9,092	8,792	8,970	9,158	9,047	9,040	8,604	8,903	8,985	8,732	8,198	8,351	9,002	9,125	9,269	8,597	9,057	9,777	9,578	9,857	9,908	9,519	9,666	9,121	9,076	9,402	9,276	9,412	9,789	9,804	10,000
Litman Gregory Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Account Value	12,407	$ 12,407	12,610	12,140	12,459		12,062	11,845	11,778	11,183	10,234	10,666	11,043		11,483	11,123		10,639	11,109	10,804	10,543	10,768	9,961	9,953	8,945	8,489	9,365	9,832	9,365	10,323	10,246	10,955	10,885	11,081	11,644	11,077	11,617	11,338	11,677	11,475	11,389	11,519	11,155	10,829	10,586	10,353	10,465	10,000	$ 10,000
Litman Gregory Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	11,879	$ 11,879	11,620	11,167	11,548		11,196	10,736	10,673	10,184	9,323	9,612	10,027	$ 10,000
Litman Gregory Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Account Value	14,577	$ 14,577	14,713	14,010	15,071		14,550	13,771	14,329	12,768	11,709	12,566	13,352		14,055	13,245		12,249	12,363	12,590	13,221	13,448	12,254	13,105	12,805	11,536	12,758	13,025	11,794	12,850	12,831	14,243	14,067	13,919	15,402	15,065	15,720	15,079	15,537	15,197	15,766	15,467	15,435	15,117	14,967	14,089	13,414	12,346		10,424	10,211	10,563	10,000	$ 10,000
Litman Gregory Index: Morningstar US Small Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Small Blend Category
Account Value	$ 15,809	$ 15,809	16,066	15,342	16,339		15,735	15,034	15,460	13,966	12,910	13,714	14,480		15,022	14,312		13,222	13,466	13,748	14,362	14,549	13,325	14,122	13,578	12,224	13,482	13,948	12,734	13,907	13,757	14,938	14,875	14,754	15,930	15,262	15,754	15,106	15,527	15,213	15,451	15,449	15,257	14,807	14,347	13,284	12,862	11,930		10,266	10,046	10,440	10,000	$ 10,000
Litman Gregory Index: Morningstar China Region Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar China Region Category
Account Value	$ 9,955	9,955	10,288	10,166	9,763	10,000
Litman Gregory Index: Morningstar Foreign Large Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Growth Category
Account Value	$ 9,993	$ 9,993	10,043	9,601	10,020	$ 10,000
Litman Gregory Index: ICE BofA US 3-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill
Account Value	116,191	$ 116,191	115,719	115,167	114,675		114,162	113,696	113,212	112,687	112,183	111,685	111,175		110,675	110,236		109,734	109,306	108,963	108,497	108,144	107,806	107,417	107,072	106,904	106,639	106,467	106,412	106,389	106,316	106,301	106,268	106,255	106,259	106,252	106,245	106,249	106,243	106,239	106,234	106,238	106,235	106,234	106,226	106,217	106,207	106,195		106,186	106,175	106,162	106,154		106,133	106,120	106,118	106,110	105,801	105,644	105,503		105,353	105,222	105,020	104,837	104,622	104,433	104,202		103,965	103,770	103,538	103,354	103,151	102,962	102,751	102,573			102,416	102,232	102,072	101,900	101,745	101,612	101,470	101,374	101,253	101,141	101,057	100,967	100,880	100,786	100,700	100,615	100,565	100,497	100,480	100,438	100,394	100,351	100,334	100,308	100,259	100,241	100,212	100,174	100,167	100,140	100,094	100,069	100,066	100,033	100,028	100,035	100,032	100,017	100,022	100,020	100,019	100,017	100,017	100,017	100,013	100,013	100,011	100,010	100,006	100,003	100,000
Litman Gregory Index: Morningstar Multistrategy Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multistrategy Category
Account Value	128,402	$ 128,402	128,647	127,989	128,663		125,919	124,128	122,940	121,602	119,768	120,573	120,217		120,072	118,796		116,377	117,203	116,490	117,234	117,421	115,260	116,005	114,551	112,443	114,627	114,928	113,819	116,688	116,464	117,389	116,729	117,555	118,785	116,722	118,132	117,069	118,330	117,596	117,440	117,229	116,275	114,374	112,924	111,739	111,286	109,094		106,068	106,772	107,674	106,450		104,410	103,959	102,711	100,134	107,222	109,777	109,729		108,913	108,300	108,202	108,178	108,222	107,560	105,679		107,274	106,198	105,454	104,634	102,021	103,714	103,867	106,386			106,375	105,992	105,348	105,559	105,741	105,596	105,887	108,026	106,637	105,947	105,570	104,754	104,398	103,953	103,161	103,287	103,114	102,727	102,808	101,764	101,194	100,483	100,233	101,091	100,844	100,910	99,825	99,391	99,079	98,740	97,414	97,447	98,690	99,652	99,664	98,356	99,343	101,617	100,953	102,609	102,013	102,180	101,983	100,451	100,320	100,622	99,451	99,353	100,549	99,226	100,000
Litman Gregory Index: ICE BofA US 3-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill
Account Value	0	$ 0	0	0	0		0	0	0	0	0	0	0		0	0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0		0	0	0	0	0	0	0		0	0	0	0	0	0	0		0	0	0	0	0	0	0	0			0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Litman Gregory Index: Morningstar Multistrategy Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Multistrategy Category
Account Value	0	$ 0	0	0	0		0	0	0	0	0	0	0		0	0		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0	0	0		0	0	0	0	0	0	0		0	0	0	0	0	0	0		0	0	0	0	0	0	0	0			0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Litman Gregory Index: Morningstar Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Large Value Category
Account Value	11,571	$ 11,571	11,611	11,265	11,739		11,175	10,823	10,782	10,229	9,545	9,829	10,194		10,458	10,083	10,000
Litman Gregory Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Account Value	11,404	$ 11,404	11,512	11,159	11,656		11,101	10,706	10,695	10,134	9,423	9,768	10,160		10,442	10,087	$ 10,000
Litman Gregory Index: Morningstar Long-Short Equity Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Long-Short Equity Category
Account Value	12,915	$ 12,915	12,853	12,526	12,842		12,492	12,134	12,009	11,653	11,208	11,332	11,552		11,671	11,459		11,055	11,176	11,111	11,069	11,269	10,923	11,194	10,863	10,398	10,854	11,076	10,764	11,288	11,201	11,591	11,508	11,670	11,919	11,552	11,694	11,393	11,744	11,595	11,548	11,571	11,451	11,119	10,792	10,517	10,591	10,266		9,698	9,826	10,040	9,736		9,449	9,373	9,211	8,755	9,452	9,949	10,035	$ 10,000
Litman Gregory Index: Morningstar Systematic Trend Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Systematic Trend Category
Account Value	12,823	$ 12,823	13,037	13,177	12,986		12,634	12,091	11,969	12,092	12,574	12,646	12,313		12,410	12,479		12,302	12,142	11,915	12,603	12,394	12,515	12,561	13,221	13,187	12,706	12,355	12,676	12,616	12,661	12,058	11,337	11,132	10,928	10,794	11,287	11,015	11,005	11,053	11,080	11,242	11,048	10,787	10,704	10,384	10,413	10,011		9,823	9,887	10,097	10,113		9,947	10,050	10,176	10,165	10,062	10,210	10,148		10,214	10,173	10,424	10,809	10,364	10,126	9,922	10,000
Litman Gregory Index: SG CTA Index
Account Value [Line Items]
Line Graph and Table Measure Name		SG CTA Index
Account Value	13,989	$ 13,989	14,287	14,567	14,309		13,824	13,179	13,046	13,154	13,621	13,761	13,307		13,376	13,520		13,345	13,079	12,817	13,695	13,410	13,518	13,531	14,256	14,189	13,645	13,213	13,630	13,418	13,433	12,692	11,781	11,492	11,251	11,211	11,644	11,354	11,288	11,320	11,288	11,409	11,193	10,866	10,771	10,470	10,598	10,037		9,914	9,927	10,123	10,254		9,997	10,142	10,240	10,217	10,203	10,358	10,272		10,338	10,248	10,499	10,845	10,491	10,130	9,888	$ 10,000
Litman Gregory Index: Bloomberg US Interm Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Interm Credit Index
Account Value	11,473	$ 11,473	11,393	11,238	11,390		11,289	11,390	11,368	11,066	10,690	10,765	10,908		10,923	10,865		10,893	10,975	10,894	10,674	10,882	10,631	10,639	10,327	10,370	10,714	10,934	10,699	10,894	10,800	11,102	11,368	11,484	11,695	11,683	11,696	11,760	11,822	11,841	11,752	11,713	11,651	11,571	11,680	11,776	11,816	11,761		11,637	11,636	11,652	11,653		11,494	11,332	11,145	10,775	11,307	11,193	11,034		10,992	10,991	10,927	10,953	10,767	10,745	10,588		10,478	10,433	10,271	10,236	10,075	9,966	9,958	10,000	10,000
Litman Gregory Index: Morningstar Corporate Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Corporate Bond Category
Account Value	11,222	$ 11,222	11,143	10,946	11,206		11,067	11,215	11,209	10,778	10,212	10,400	10,665		10,739	10,688		10,651	10,794	10,719	10,461	10,781	10,355	10,412	9,945	10,021	10,554	10,861	10,514	10,836	10,767	11,339	11,620	11,843	12,205	12,191	12,208	12,204	12,323	12,350	12,206	12,027	11,957	11,834	11,997	12,177	12,298	12,219		11,898	11,916	11,951	12,040		11,706	11,477	11,252	10,718	11,569	11,476	11,254		11,209	11,184	11,120	11,169	10,909	10,855	10,626		10,519	10,456	10,221	10,188	9,957	9,845	9,872	10,000	$ 10,000
Litman Gregory Index: Morningstar Global Large-Stock Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Global Large-Stock Blend Category
Account Value	20,076	$ 20,076	19,946	19,140	19,845		19,240	18,526	18,557	17,666	16,289	16,789	17,534		18,070	17,564		16,653	16,987	16,755	16,335	16,838	15,759	16,417	15,170	14,270	15,698	16,349	15,433	16,777	16,660	17,934	17,658	18,123	19,082	18,320	18,835	17,919	18,755	18,388	18,248	18,132	17,814	17,130	16,601	16,185	16,276	15,547		13,901	14,263	14,645	13,901		13,243	12,922	12,364	11,246	13,068	14,129	14,329		13,882	13,566	13,274	13,022	13,247	13,240	12,459		13,197	12,785	12,641	12,308	11,424	12,314	12,112	13,080			13,061	13,003	12,634	12,697	12,638	12,566	12,737	13,323	12,706	12,527	12,296	12,080	11,857	11,829	11,565	11,510	11,264	11,075	10,940	10,676	10,392	10,221	10,138	10,390	10,323	10,319	9,919	9,967	9,913	9,779	9,177	9,223	9,718	9,899	9,943	9,281	9,589	10,239	10,137	10,375	10,325	10,093	10,227	9,706	9,804	9,965	9,790	9,702	10,032	9,804	10,000
Litman Gregory Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	22,474	$ 22,474	21,984	21,126	21,847		21,182	20,311	20,192	19,267	17,639	18,186	18,970		19,515	18,826		17,793	17,986	17,731	17,200	17,708	16,524	17,200	15,962	15,054	16,648	17,284	16,156	17,643	17,622	19,156	18,749	19,247	20,241	19,462	19,942	18,974	19,791	19,308	19,176	18,927	18,637	17,856	17,391	16,998	17,075	16,318		14,527	14,889	15,385	14,498		13,769	13,343	12,787	11,550	13,352	14,526	14,688		14,188	13,850	13,481	13,203	13,524	13,485	12,656		13,454	13,015	12,853	12,518	11,602	12,481	12,301	13,298			13,240	13,137	12,752	12,822	12,806	12,685	12,962	13,530	12,808	12,605	12,365	12,114	11,884	11,839	11,517	11,465	11,217	11,045	10,911	10,614	10,331	10,113	10,036	10,210	10,148	10,114	9,696	9,755	9,742	9,601	8,938	9,000	9,578	9,754	9,835	9,119	9,462	10,158	10,071	10,314	10,327	10,036	10,194	9,656	9,810	10,003	9,838	9,769	10,097	9,879	10,000
Litman Gregory Index: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Index
Account Value	12,616	$ 12,616	12,495	12,355	12,480		12,333	12,297	12,294	11,857	11,341	11,483	11,618		11,585	11,423		11,240	11,348	11,239	11,114	11,260	10,836	10,918	10,718	10,421	10,858	11,124	10,492	11,258	11,230	11,654	11,763	11,870	12,205	11,980	12,104	12,125	12,121	12,056	12,013	11,851	11,817	11,689	11,669	11,628	11,584	11,367		10,930	10,879	10,993	10,886		10,390	10,289	9,839	9,479	10,742	10,911	10,911		10,688	10,659	10,634	10,600	10,559	10,505	10,254		10,386	10,242	10,143	9,975	9,537	9,750	9,840	10,003		10,000
Litman Gregory Index: Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Nontraditional Bond Category
Account Value	11,300	$ 11,300	11,258	11,147	11,198		11,084	11,050	11,004	10,770	10,516	10,572	10,643		10,657	10,556		10,473	10,505	10,460	10,439	10,526	10,302	10,318	10,141	10,127	10,370	10,436	10,268	10,532	10,574	10,723	10,800	10,906	11,004	10,945	11,018	11,028	11,064	11,033	11,035	10,996	10,958	10,886	10,890	10,868	10,838	10,701		10,472	10,455	10,483	10,411		10,223	10,093	9,883	9,694	10,450	10,519	10,494		10,374	10,346	10,317	10,283	10,310	10,266	10,164		10,188	10,110	10,075	10,009	9,833	9,900	9,941	10,000		$ 10,000
Litman Gregory Index: Morningstar Foreign Large Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Blend Category
Account Value	14,554	$ 14,554	14,794	14,159	14,531		14,080	13,704	13,809	13,148	12,142	12,575	13,037		13,551	13,166		12,610	13,084	12,795	12,473	12,856	11,875	12,069	10,728	10,235	11,286	11,891	11,384	12,472	12,300	13,109	13,155	13,573	14,097	13,495	14,118	13,741	14,243	14,008	14,006	14,161	13,704	13,324	13,018	12,732	12,840	12,210		$ 10,740	$ 11,098	$ 11,327	$ 10,824		$ 10,489	$ 10,123	$ 9,668	$ 9,025	$ 10,597	$ 11,462	$ 11,770		$ 11,366	$ 11,224	$ 10,862	$ 10,585	$ 10,812	$ 11,002	$ 10,408		$ 10,979	$ 10,686	$ 10,614	$ 10,386	$ 9,695	$ 10,212	$ 10,185	$ 11,098			$ 11,048	$ 11,266	$ 11,011	$ 11,202	$ 11,388	$ 11,255	$ 11,346	$ 11,912	$ 11,351	$ 11,175	$ 11,096	$ 10,920	$ 10,701	$ 10,675	$ 10,365	$ 10,357	$ 10,018	$ 9,755	$ 9,472	$ 9,358	$ 9,051	$ 8,861	$ 9,060	$ 9,263	$ 9,141	$ 9,095	$ 8,722	$ 8,950	$ 8,959	$ 8,816	$ 8,249	$ 8,463	$ 8,991	$ 9,161	$ 9,244	$ 8,680	$ 9,058	$ 9,746	$ 9,677	$ 9,954	$ 9,945	$ 9,570	$ 9,693	$ 9,189	$ 9,142	$ 9,468	$ 9,388	$ 9,438	$ 9,824	$ 9,759	$ 10,000
Litman Gregory Index: Morningstar Foreign Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Value Category
Account Value	13,040	$ 13,040	13,433	12,836	13,036		12,563	12,385	12,535	11,949	11,088	11,534	11,815		12,222	11,770		11,199	11,746	11,453	11,288	11,536	10,669	10,740	9,568	9,041	9,987	10,448	10,191	11,261	10,932	11,498	11,517	11,794	11,756	11,140	11,733	11,496	11,795	11,681	11,733	11,997	11,525	11,266	10,859	10,452	10,518	10,000	10,000
Litman Gregory Index: MSCI EAFE Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index
Account Value	13,590	$ 13,590	13,980	13,450	13,589		13,021	12,997	13,006	12,400	11,490	12,018	12,121		$ 12,491	$ 11,948		$ 11,312	$ 11,956	$ 11,583	$ 11,613	$ 11,778	$ 10,934	$ 10,797	$ 9,728	$ 9,139	$ 10,039	$ 10,389	$ 10,177	$ 11,303	$ 11,031	$ 11,619	$ 11,542	$ 11,701	$ 11,580	$ 10,929	$ 11,629	$ 11,446	$ 11,661	$ 11,530	$ 11,558	$ 11,831	$ 11,435	$ 11,220	$ 10,855	$ 10,362	$ 10,443	$ 10,000	$ 10,000
Litman Gregory Index: Morningstar Global Large-Stock Growth
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Global Large-Stock Growth
Account Value	$ 11,785	$ 11,785	$ 11,565	$ 11,107	$ 11,611		$ 11,330	$ 10,689	$ 10,652	$ 10,102	$ 9,133	$ 9,451	$ 10,003	$ 10,000